Acquisition of Assets and Business from Solar Bina Engineering Sdn. Bhd. at Discount under Common Control (Details)	Jul. 31, 2021 MYR (RM)	Jun. 30, 2025 MYR (RM)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 MYR (RM)	Jan. 01, 2021 MYR (RM)
Acquisition of Assets and Business from Solar Bina Engineering Sdn. Bhd. at Discount under Common Control [Line Items]
Inventory		RM 1,377,332	$ 326,963	RM 3,049,405
Other asset		121,972,532	$ 28,954,904	RM 114,292,130
Solar Bina Engineering Sdn Bhd. [Member]
Acquisition of Assets and Business from Solar Bina Engineering Sdn. Bhd. at Discount under Common Control [Line Items]
Gain on bargain purchase	RM 355,271
Loss on business or asset transfer	49,722
Cash consideration transferred		RM 1,020,236
Solar Bina Engineering Sdn Bhd. [Member] | Acquisition without Consideration [Member]
Acquisition of Assets and Business from Solar Bina Engineering Sdn. Bhd. at Discount under Common Control [Line Items]
Gain on bargain purchase	49,722
Solar Bina Engineering Sdn Bhd. [Member] | Net Asset Value [Member]
Acquisition of Assets and Business from Solar Bina Engineering Sdn. Bhd. at Discount under Common Control [Line Items]
Inventory					RM 1,375,507
Other asset	RM 1,020,236